UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	Clarendon House
		2 Church Street
		PO Box HM 666
		Hamilton, HM CX  Bermuda

13F File Number: 028-04297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		August 04, 2009


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        1,323,056,000










List of Other Included Managers:			1. 028-13512 Northern Cross, LLC
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                                                             FORM 13F INFORMATION TABLE



          Column 1            Column 2  Column 3    Column 4 Column 5        Column 6  Column 7 Column8

                                                      VALUE   SHARES/ SH/PUTINVESTMENT  OTHER  VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLCUSIP       (x$1000)  PRN AMT PRNCALDISCRETION MANAGERS  SOLE    SHARED NONE

ANGLO AMERICAN PLC ADR       ADR        03485P201     141,2479,654,606sh    Shared-Othe       1  829,4988,825,108
ANGLOGOLD ASHANTI - SPON ADR Spsrd ADR  035128206     249,4306,809,453sh    Shared-Othe       1  543,8446,265,609
ARACRUZ CELULOSE SA-SPON ADR Spsrd ADR  038496204      79,9915,390,250sh    Shared-Othe       1        05,390,250
CAMECO CORP (ADR)            ADR        13321L108     309,55012,091,80sh    Shared-Othe       1  657,62211,434,183
ITAU UNIBANCO BANCO MULTIPLO ADR        465562106     415,22526,230,25sh    Shared-Othe       1  880,00025,350,250
ROYAL DUTCH SHELL - ADR A    ADR        780259206     127,6132,542,601sh    Shared-Othe       1  165,0012,377,600
























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